SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation	$ 1,394	$ 1,752
General and administrative expenses	4,131	5,545
General and Administrative Expense [Member]
Payroll and related expenses	1,223	1,813
Government fees	58	35
Share-based compensation	988	1,365
Professional services	1,204	1,154
Insurance	442	733
Public and investor relations	148	220
Office and maintenance expenses	95	120
Travel	160	180
Other	94	81
Less – insurance loss recoveries	(281)	(156)
General and administrative expenses	$ 4,131	$ 5,545